UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%
	Shares	Value
AIRPORT SERVICES — 5.4%
Aena (Spain)	2,336	$338,794
Flughafen Zuerich (Switzerland)	2,850	559,027
Sydney Airport (Australia)	175,165	777,141

		1,674,962

COMMUNICATIONS — 9.1%
American Tower ‡	8,800	910,800
Crown Castle International ‡	20,300	1,782,949
Infrastrutture Wireless Italiane (Italy)	26,081	123,824

		2,817,573

CONSTRUCTION & ENGINEERING — 6.2%
Ferrovial (Spain)	41,312	746,992
Vinci (France)	16,569	1,160,823

		1,907,815

ELECTRIC UTILITIES — 19.4%
American Electric Power	11,100	711,066
AusNet Services (Australia)	129,867	155,616
Edison International	5,400	393,552
Eversource Energy	4,910	271,621
Fortis (Canada)	15,500	498,382
Korea Electric Power (South Korea)	8,367	305,636
NextEra Energy	8,870	1,097,397
PG&E	17,300	1,070,697
Red Electrica (Spain)	21,969	392,020
Spark Infrastructure Group (Australia)	212,997	377,995
Xcel Energy	17,100	706,572

		5,980,554

GAS UTILITIES — 1.3%
Atmos Energy	4,100	312,338
Italgas (Italy) *	22,828	86,743

		399,081

HIGHWAYS — 9.3%
Abertis Infraestructuras (Spain)	44,357	634,218
Atlantia (Italy)	27,052	614,719

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HIGHWAYS — continued
OHL Mexico (Mexico)	279,500	$263,905
Transurban Group (Australia)	175,297	1,356,037

		2,868,879

INDEPENDENT POWER PRODUCERS & ENERGY — 1.2%
NRG Yield, Cl A	22,600	367,250

MULTI-UTILITIES — 6.1%
DTE Energy	9,200	907,488
National Grid PLC (United Kingdom)	37,073	432,660
Sempra Energy	5,400	552,906

		1,893,054

OIL & GAS REFINING & MARKETING — 0.7%
EnLink Midstream Partners LP [1]	11,700	209,781

OIL & GAS STORAGE & TRANSPORTATION — 18.7%
Enagas (Spain)	10,973	268,891
Enbridge (Canada)	14,200	604,557
Enbridge Energy Management *	16,881	318,038
Enterprise Products Partners LP [1]	11,200	317,296
Kinder Morgan	73,600	1,644,224
Pembina Pipeline (Canada)	23,400	725,962
Plains GP Holdings, Cl A *	13,532	439,113
Snam (Italy)	85,405	324,527
Tesoro Logistics LP [1]	4,000	231,520
Williams	30,100	868,084

		5,742,212

RAILROADS — 16.1%
Canadian Pacific Railway (Canada)	6,200	937,731
Central Japan Railway (Japan)	3,900	631,060
CSX	8,300	385,037
East Japan Railway (Japan)	12,400	1,123,479
Norfolk Southern	10,200	1,198,092
West Japan Railway (Japan)	10,700	697,476

		4,972,875

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RENEWABLE ELECTRICITY — 2.3%
NextEra Energy Partners LP [1]	13,149	$414,588
Pattern Energy Group, Cl A	14,300	282,282

		696,870

WATER UTILITIES — 1.4%
American Water Works	6,000	440,640

TOTAL COMMON STOCK (Cost $28,947,082)		29,971,546

TOTAL INVESTMENTS — 97.2% (Cost $28,947,082)@		$29,971,546

Percentages are based on Net Assets of $30,827,170.

[1]	Security considered Master Limited Partnership. At January 31, 2017, these securities amounted to $1,173,185 or 3.8% of Net Assets of the Fund.
‡	Real Estate Investment Trust.
*	Non-income producing security.

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2017, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $29,185,880, and the unrealized appreciation and depreciation were $1,810,681 and $(1,025,015), respectively. Cost of investments on a tax basis includes the adjustment for financial reporting purposes as of the most recently completed federal income tax reporting period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017